As filed with the Securities and Exchange Commission on August 25, 2005

Registration No. 333-125249

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan 48009

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (248) 647-9200

Stephen J. Shenkenberg

Munder Capital Management

480 Pierce Street

Birmingham, MI 48009

(Name and Address of Agent for Service)

Copy to:

Jane Kanter, Esq.

Dechert LLP

1775 I Street, NW

Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MUNDER SERIES TRUST

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final tax opinion for the merger of the Munder Tax-Free Bond Fund into the Munder Tax-Free Short & Intermediate Bond Fund.

Part A: INFORMATION REQUIRED IN PROXY/PROSPECTUS:

The Proxy Statement/Prospectus for the Munder Tax-Free Bond Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission via EDGAR on May 25, 2005 (Accession Number 0000950124-05-003534) and as definitively filed pursuant to Rule 497 under the Securities Act of 1933, as amended via EDGAR on July 12, 2005 (Accession Number 0000950124-05-004206).

Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION:

The Statement of Additional Information for the Munder Tax-Free Bond Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission via EDGAR on May 25, 2005 (Accession Number 0000950124-05-003534) and as definitively filed pursuant to Rule 497 under the Securities Act of 1933, as amended via EDGAR on July 12, 2005 (Accession Number 0000950124-05-004206).

MUNDER SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

Item 16.	Exhibits

(1)	(a) Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b) Amended Schedule A dated May 18, 2004 to the Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(2)	By-Laws of the Registrant dated May 20, 2003, are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(3)	Not Applicable.

(4)	Not Applicable.

(5)	Not Applicable.

(6)	Combined Investment Advisory Agreement dated June 13, 2003, among Registrant, Munder Series Trust II (formerly The Munder Framlington Funds Trust), The Munder Funds, Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(a) Amendment No. 1 to the Combined Investment Advisory Agreement dated October 30, 2003, among Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and Munder Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(b) Amendment No. 2 to the Combined Investment Advisory Agreement dated May 18, 2004, among Registrant, Munder Series Trust II (formerly The Munder Framlington Funds Trust) and Munder Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

	(c)	Amendment No. 3 to the Combined Investment Advisory Agreement dated August 10, 2004, among Registrant, Munder Series Trust II (formerly The Munder Framlington Funds Trust) and Munder Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

	(d)	Amendment No. 4 to the Combined Investment Advisory Agreement dated February 25, 2005, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

	(e)	Form of Amendment No. 5 to the Combined Investment Advisory Agreement dated May 17, 2005, among Registrant; Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

(7)	Combined Distribution Agreement dated June 13, 2003, by and among Registrant, The Munder Funds, Inc., Munder
Series Trust II (formerly The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the
Commission on October 28, 2003.

	(a)	Amendment #1 to Combined Distribution Agreement dated August 12, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

	(b)	Amendment #2 to Combined Distribution Agreement dated March 1, 2004, by and among Registrant, Munder Series Trust II (formerly The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

	(c)	Form Amendment #3 to Combined Distribution Agreement dated February 25, 2005, by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

	(d)	Form of Amendment # 4 to Combined Distribution dated May 17, 2005, by and among Registrant, Munder Series Trust II and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed with the Commission on May 11, 2005.

(8)	Not Applicable.

(9)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

	(a)	Amendment No. 1 to Master Custodian Agreement dated June 1, 2002, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

	(b)	Amendment No. 2 to Master Custodian Agreement dated April 30, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

	(c)	Amendment No. 3 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

	(d)	Amendment No. 4 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

	(e)	Amendment No. 5 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

	(f)	Form Amendment No. 6 to Master Custodian Agreement dated May 17, 2005, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to the Registrar Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

(10)	(a)	Combined Distribution and Service Plan dated February 25, 2005, is incorporated herein by reference to Post-Effective Amendment No.8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

	(b)	Amended and Restated Multi-Class Plan dated February 25, 2005, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(11)	Not Applicable.

(12)	Opinion of Dechert LLP regarding tax matters is filed herein.

(13)	Not Applicable.

(14)	Not Applicable.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003, to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004 and to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 25th day of August, 2005.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* John Engler	Trustee	August 25, 2005

* Joseph E. Champagne	Trustee	August 25, 2005

* Thomas D. Eckert	Trustee	August 25, 2005

* John Rakolta, Jr.	Trustee	August 25, 2005

* David J. Brophy	Trustee	August 25, 2005

* Michael T. Monahan	Trustee	August 25, 2005

* Arthur T. Porter	Trustee	August 25, 2005

* Lisa A. Payne	Trustee	August 25, 2005

/s/ Enrique Chang Enrique Chang	President (Principal Executive Officer)	August 25, 2005

/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	August 25, 2005

/s/ Cherie N. Ugorowski Cherie N. Ugorowski	Treasurer (Principal Accounting Officer)	August 25, 2005

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg as Attorney-in-Fact

INDEX OF EXHIBITS

(12)	Opinion of Dechert LLP regarding tax matters